PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.6%
Communication Services : 8.0%
208,303
(1)
Alphabet, Inc. - Class A
$ 27,258,531
3.7
906
(1)
Charter
Communications, Inc.
- Class A
398,477
0.0
178,698  Comcast Corp. - Class
A
7,923,469
1.1
15,822
Electronic Arts, Inc.
1,904,969
0.2
39,619  Iridium
Communications, Inc.
1,802,268
0.2
44,763
(1)
Meta Platforms, Inc.
- Class A
13,438,300
1.8
15,838
(1)
Netflix, Inc.
5,980,429
0.8
7,949
(1)
Spotify Technology SA
1,229,233
0.2
59,935,676
8.0
Consumer Discretionary : 10.4%
146,961
(1)
Amazon.com, Inc.
18,681,682
2.5
36,809
BorgWarner, Inc.
1,485,979
0.2
23,124
Boyd Gaming Corp.
1,406,633
0.2
97,199
(1)
Coupang, Inc.
1,652,383
0.2
4,733
(1)
Crocs, Inc.
417,593
0.1
33,212
DR Horton, Inc.
3,569,294
0.5
6,114
(1)
Etsy, Inc.
394,842
0.0
4,255
(1)
Expedia Group, Inc.
438,563
0.1
6,296
(1)
Five Below, Inc.
1,013,026
0.1
168,392
Ford Motor Co.
2,091,429
0.3
138,677
General Motors Co.
4,572,181
0.6
17,929
Gentex Corp.
583,410
0.1
14,764
Genuine Parts Co.
2,131,626
0.3
38,905
(1)
Hilton Grand
Vacations, Inc.
1,583,433
0.2
4,854
Home Depot, Inc.
1,466,685
0.2
72,348
LKQ Corp.
3,581,949
0.5
3,273
(1)
Lululemon Athletica,
Inc.
1,262,101
0.2
57,218
Macy's, Inc.
664,301
0.1
90,592  MGM Resorts
International
3,330,162
0.4
56,756
NIKE, Inc. - Class B
5,427,009
0.7
91,718
(2)
Nordstrom, Inc.
1,370,267
0.2
98
(1)
NVR, Inc.
584,403
0.1
32,781
(1)
Penn Entertainment,
Inc.
752,324
0.1
11,690
Ralph Lauren Corp.
1,357,092
0.2
21,626
Tapestry, Inc.
621,747
0.1
50,321
(1)
Tesla, Inc.
12,591,321
1.7
124,982
Wendy's Co.
2,550,883
0.3
18,148
Wynn Resorts Ltd.
1,677,057
0.2
77,259,375
10.4
Consumer Staples : 6.6%
47,408
(1)
BellRing Brands, Inc.
1,954,632
0.3
10,778  Church & Dwight Co.,
Inc.
987,588
0.1
3,127  Coca-Cola
Consolidated, Inc.
1,989,773
0.3
53,424
Colgate-Palmolive Co.
3,798,981
0.5
6,926  Costco Wholesale
Corp.
3,912,913
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
7,610
(1)
Darling Ingredients,
Inc.
$ 397,242
0.1
63,613
General Mills, Inc.
4,070,596
0.5
56,491
PepsiCo, Inc.
9,571,835
1.3
40,808
(1)
Performance Food
Group Co.
2,401,959
0.3
84,616  Philip Morris
International, Inc.
7,833,749
1.1
57,497
Procter & Gamble Co.
8,386,512
1.1
102
Seaboard Corp.
382,806
0.0
19,391
Sysco Corp.
1,280,776
0.2
49,009
(1)
US Foods Holding
Corp.
1,945,657
0.3
48,915,019
6.6
Energy : 4.9%
122,675
Baker Hughes Co.
4,332,881
0.6
13,278
Chevron Corp.
2,238,936
0.3
19,738
ConocoPhillips
2,364,613
0.3
22,465
Coterra Energy, Inc.
607,678
0.1
17,665  Diamondback Energy,
Inc.
2,735,955
0.4
7,343
DT Midstream, Inc.
388,592
0.1
37,429
EOG Resources, Inc.
4,744,500
0.6
175,819  Equitrans Midstream
Corp.
1,647,424
0.2
63,860
Exxon Mobil Corp.
7,508,659
1.0
54,344
(2)
New Fortress Energy,
Inc.
1,781,396
0.2
29,452
Phillips 66
3,538,658
0.5
4,563  Pioneer Natural
Resources Co.
1,047,437
0.1
25,755
Valero Energy Corp.
3,649,741
0.5
36,586,470
4.9
Financials : 10.8%
11,164  American International
Group, Inc.
676,538
0.1
12,112  Ameriprise Financial,
Inc.
3,993,084
0.5
18,527
Aon PLC - Class A
6,006,824
0.8
24,063
(1)
Berkshire Hathaway,
Inc. - Class B
8,429,269
1.1
1,307
BlackRock, Inc.
844,962
0.1
38,546  Capital One Financial
Corp.
3,740,889
0.5
25,219
Charles Schwab Corp.
1,384,523
0.2
108,999
Citigroup, Inc.
4,483,129
0.6
19,327
CME Group, Inc.
3,869,652
0.5
28,938  CNO Financial Group,
Inc.
686,699
0.1
15,998  Equitable Holdings,
Inc.
454,183
0.1
26,853  Hartford Financial
Services Group, Inc.
1,904,146
0.3
60,778  JPMorgan Chase &
Co.
8,814,026
1.2
59,180
Loews Corp.
3,746,686
0.5
6,772  MarketAxess Holdings,
Inc.
1,446,770
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
38,964  Marsh & McLennan
Cos., Inc.
$ 7,414,849
1.0
43,755
MetLife, Inc.
2,752,627
0.4
12,809  OneMain Holdings,
Inc.
513,513
0.1
273,858
Rithm Capital Corp.
2,544,141
0.3
24,980
State Street Corp.
1,672,661
0.2
95,405
Synchrony Financial
2,916,531
0.4
19,853  Tradeweb Markets,
Inc. - Class A
1,592,211
0.2
7,073
UMB Financial Corp.
438,880
0.1
10,029
Unum Group
493,326
0.1
165,152
Wells Fargo & Co.
6,748,111
0.9
12,494  Willis Towers Watson
PLC
2,610,746
0.3
80,178,976
10.8
Health Care : 13.4%
14,884
AbbVie, Inc.
2,218,609
0.3
29,260  Agilent Technologies,
Inc.
3,271,853
0.4
106,113  Bristol-Myers Squibb
Co.
6,158,799
0.8
43,872
(1)
Centene Corp.
3,021,903
0.4
6,235
Cigna Group
1,783,646
0.2
47,592
CVS Health Corp.
3,322,873
0.4
8,655
Danaher Corp.
2,147,306
0.3
11,741
(1)
Dexcom, Inc.
1,095,435
0.1
52,365
(1)
Edwards Lifesciences
Corp.
3,627,847
0.5
10,996
Elevance Health, Inc.
4,787,878
0.6
7,263
Eli Lilly & Co.
3,901,175
0.5
52,876
(1)
Exelixis, Inc.
1,155,341
0.2
60,566
Gilead Sciences, Inc.
4,538,816
0.6
18,114
(1)
Hologic, Inc.
1,257,112
0.2
6,796
Humana, Inc.
3,306,390
0.4
10,307
(1)
Inari Medical, Inc.
674,078
0.1
41,898
(1)
Incyte Corp.
2,420,447
0.3
2,121
(1)
Inspire Medical
Systems, Inc.
420,891
0.1
1,456
(1)
Intuitive Surgical, Inc.
425,574
0.1
51,738
Johnson & Johnson
8,058,194
1.1
22,021
(1)
Lantheus Holdings,
Inc.
1,530,019
0.2
5,213
McKesson Corp.
2,266,873
0.3
28,971
Medtronic PLC
2,270,168
0.3
87,075
Merck & Co., Inc.
8,964,371
1.2
1,087
(1)
Mettler-Toledo
International, Inc.
1,204,472
0.2
4,184
(1)
Molina Healthcare, Inc.
1,371,892
0.2
12,907
(1)
Neurocrine
Biosciences, Inc.
1,452,038
0.2
48,401
Pfizer, Inc.
1,605,461
0.2
4,427
(1)
Regeneron
Pharmaceuticals, Inc.
3,643,244
0.5
4,269
(1)
Shockwave Medical,
Inc.
849,958
0.1
8,300  Thermo Fisher
Scientific, Inc.
4,201,211
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
14,949  UnitedHealth Group,
Inc.
$ 7,537,136
1.0
2,569
(1)
Veeva Systems, Inc.
- Class A
522,663
0.1
13,882
(1)
Vertex
Pharmaceuticals, Inc.
4,827,327
0.7
99,841,000
13.4
Industrials : 8.5%
10,042
Acuity Brands, Inc.
1,710,253
0.2
26,622
AECOM
2,210,691
0.3
3,617
Allegion PLC
376,891
0.0
168,105
(1)
American Airlines
Group, Inc.
2,153,425
0.3
22,358
AMETEK, Inc.
3,303,618
0.4
8,245  Automatic Data
Processing, Inc.
1,983,582
0.3
7,441
(1)
Avis Budget Group,
Inc.
1,337,073
0.2
3,361
(1)
Builders FirstSource,
Inc.
418,411
0.1
17,805
Carrier Global Corp.
982,836
0.1
9,567
Cintas Corp.
4,601,823
0.6
48,360
(1)
Copart, Inc.
2,083,832
0.3
102,871
(1)
Core & Main, Inc.
- Class A
2,967,828
0.4
38,781
(1)
CoStar Group, Inc.
2,981,871
0.4
2,722
Dover Corp.
379,746
0.0
124,976  Dun & Bradstreet
Holdings, Inc.
1,248,510
0.2
20,586
Emerson Electric Co.
1,987,990
0.3
70,550
Fortive Corp.
5,231,988
0.7
5,934  Fortune Brands
Innovations, Inc.
368,857
0.0
21,492
General Electric Co.
2,375,941
0.3
53,088
Genpact Ltd.
1,921,786
0.3
10,892
Graco, Inc.
793,809
0.1
5,780
Ingersoll Rand, Inc.
368,302
0.0
21,468  Johnson Controls
International PLC
1,142,312
0.1
6,281
Leidos Holdings, Inc.
578,857
0.1
13,878  MSC Industrial Direct
Co., Inc. - Class A
1,362,126
0.2
34,596
Otis Worldwide Corp.
2,778,405
0.4
3,561
Owens Corning
485,756
0.1
12,816
Parker-Hannifin Corp.
4,992,088
0.7
10,198
Pentair PLC
660,321
0.1
5,726  Rockwell Automation,
Inc.
1,636,892
0.2
10,874
Rollins, Inc.
405,926
0.1
10,140  Sensata Technologies
Holding PLC
383,495
0.0
46,497  SS&C Technologies
Holdings, Inc.
2,442,952
0.3
7,643
Terex Corp.
440,390
0.1
11,324
(1)
U-Haul Holding Co.
617,951
0.1
1,982
United Rentals, Inc.
881,138
0.1
2,554  Watts Water
Technologies, Inc.
- Class A
441,382
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,785
WW Grainger, Inc.
$ 1,926,774
0.3
62,965,828
8.5
Information Technology : 30.3%
11,605  Accenture PLC - Class
A
3,564,012
0.5
16,660
(1)
Adobe, Inc.
8,494,934
1.1
18,844
(1)
Advanced Micro
Devices, Inc.
1,937,540
0.3
30,452
(1)
Akamai Technologies,
Inc.
3,244,356
0.4
281,972
Apple, Inc.
48,276,426
6.5
41,324
Applied Materials, Inc.
5,721,308
0.8
9,310
(1)
Autodesk, Inc.
1,926,332
0.3
21,221
Avnet, Inc.
1,022,640
0.1
3,220
Broadcom, Inc.
2,674,468
0.4
9,016
(1)
Cadence Design
Systems, Inc.
2,112,449
0.3
9,487
(1)
Calix, Inc.
434,884
0.1
172,161
Cisco Systems, Inc.
9,255,375
1.2
9,346
(1)
DocuSign, Inc.
392,532
0.0
14,801
(1)
Dropbox, Inc. - Class A
403,031
0.1
17,223
(1)
F5, Inc.
2,775,314
0.4
13,930
(1)
GoDaddy, Inc. - Class
A
1,037,506
0.1
2,324
(1)
HubSpot, Inc.
1,144,570
0.1
8,550
Intuit, Inc.
4,368,537
0.6
23,336
(1)
Keysight Technologies,
Inc.
3,087,586
0.4
9,537
KLA Corp.
4,374,240
0.6
4,160
Lam Research Corp.
2,607,363
0.3
6,005  Mastercard, Inc.
- Class A
2,377,440
0.3
142,747
Microsoft Corp.
45,072,365
6.1
5,043  Monolithic Power
Systems, Inc.
2,329,866
0.3
36,709
NetApp, Inc.
2,785,479
0.4
57,594
NVIDIA Corp.
25,052,814
3.4
11,205
(1)
Palo Alto Networks,
Inc.
2,626,900
0.3
8,764
Paycom Software, Inc.
2,272,242
0.3
2,632
(1)
Paylocity Holding
Corp.
478,234
0.1
66,480
(1)
PayPal Holdings, Inc.
3,886,421
0.5
70,775
(1)
Pure Storage, Inc.
- Class A
2,521,006
0.3
33,677
Qualcomm, Inc.
3,740,168
0.5
33,907
(1)
Salesforce, Inc.
6,875,661
0.9
10,355
(1)
ServiceNow, Inc.
5,788,031
0.8
3,244
(1)
SolarEdge
Technologies, Inc.
420,130
0.1
1,545
(1)
Super Micro Computer,
Inc.
423,670
0.1
10,782
(1)
Synopsys, Inc.
4,948,615
0.7
3,914
Teradyne, Inc.
393,200
0.0
13,996
(1)
Trimble, Inc.
753,825
0.1
12,857
Visa, Inc. - Class A
2,957,239
0.4
5,274
(1)
Workday, Inc. - Class A
1,133,119
0.1
225,691,828
30.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 2.2%
31,263
Avient Corp.
$ 1,104,209
0.1
7,412  Commercial Metals
Co.
366,227
0.0
75,653
Element Solutions, Inc.
1,483,555
0.2
9,076
Linde PLC
3,379,449
0.5
28,670
PPG Industries, Inc.
3,721,366
0.5
4,011
RPM International, Inc.
380,283
0.1
14,661
Sherwin-Williams Co.
3,739,288
0.5
18,943
Steel Dynamics, Inc.
2,031,069
0.3
16,205,446
2.2
Real Estate : 1.8%
6,985  EastGroup Properties,
Inc.
1,163,212
0.1
51,094
Kilroy Realty Corp.
1,615,081
0.2
52,255  National Retail
Properties, Inc.
1,846,692
0.2
50,556
Prologis, Inc.
5,672,889
0.8
122,031
VICI Properties, Inc.
3,551,102
0.5
13,848,976
1.8
Utilities : 2.7%
68,892  American Electric
Power Co., Inc.
5,182,056
0.7
16,945
DTE Energy Co.
1,682,300
0.2
52,414
Edison International
3,317,282
0.4
7,672
National Fuel Gas Co.
398,253
0.1
111,086
(1)
PG&E Corp.
1,791,817
0.2
17,039  Pinnacle West Capital
Corp.
1,255,434
0.2
58,458
UGI Corp.
1,344,534
0.2
89,022
Xcel Energy, Inc.
5,093,839
0.7
20,065,515
2.7
Total Common Stock
(Cost $616,645,426)
741,494,109
99.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Repurchase Agreements : 0.2%
1,000,000
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/28-07/01/53)
1,000,000
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
454,000
(3)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $454,199,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market
Value plus accrued
interest $463,080, due
10/31/23-02/15/53)
$ 454,000
0.1
31,087
(3)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase Amount
$31,101, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$31,709, due 10/02/23)
31,087
0.0
Total Repurchase
Agreements
(Cost $1,485,087)
1,485,087
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,196,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,196,000) $ 1,196,000 0.2
Total Short-Term
Investments
(Cost $2,681,087)
2,681,087
0.4
Total Investments in
Securities
(Cost $619,326,513) $ 744,175,196 100.0
Liabilities in Excess
of Other Assets (917) 0.0
Net Assets $ 744,174,279 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 741,494,109 $ — $ — $ 741,494,109
Short-Term Investments 1,196,000 1,485,087 — 2,681,087
Total Investments, at fair value $ 742,690,109 $ 1,485,087 $ — $ 744,175,196
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 150,141,838
Gross Unrealized Depreciation (25,293,155)
Net Unrealized Appreciation $ 124,848,683